UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2022-NQM3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Bryan Wulfsohn, 212-207-6431

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM Depositor, llc

Date: September 7, 2022

/s/ Bryan Wulfsohn

Name: Bryan Wulfsohn

Title: Vice President

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Narrative
99.2	AMC Credit Exceptions Report
99.3	AMC Credit Exception Grades Report
99.4	AMC Credit Supplemental Report
99.5	AMC Lease Exceptions Report
99.6	AMC Lease Exception Grades Report
99.7	AMC Lease Supplemental Report
99.8	AMC Rating Agency Grades Report
99.9	AMC Valuation Summary Report
99.10	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.11	Canopy Supplemental Data Report
99.12	Canopy Rating Agency Grades Detail Report
99.13	Canopy Rating Agency Grades Summary Report
99.14	Canopy Valuation Report
99.15	Canopy ATR QM Report
99.16	Canopy Data Compare Report
99.17	Clayton Services LLC (“Clayton”) Narrative
99.18	Clayton Conditions Summary Report
99.19	Clayton Conditions Detail Report
99.20	Clayton Loan Grades Report
99.21	Clayton Loan Level Tape Compare
99.22	Clayton Non ATR QM Upload Report
99.23	Clayton RA ATR QM Data Report
99.24	Clayton Valuations Summary Report
99.25	Clayton Waived Conditions Summary Report
99.26	Evolve Mortgage Services (“Evolve”) Narrative
99.27	Evolve Rating Agency Grades Report
99.28	Evolve Exception Detail Report
99.29	Evolve Valuation Report
99.30	Evolve Data Compare Report
99.31	Evolve QM ATR Data Report
99.32	Evolve Business Purpose Report
99.33	Infinity IPS, Inc. (“Infinity”) Narrative
99.34	Infinity Data Compare Report
99.35	Infinity Disposition and Comments Report
99.36	Infinity Individual Exception Report
99.37	Infinity Loan Level Exception Report
99.38	Infinity Rating Agency Grades Report
99.39	Infinity Valuation Report